Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000147001
Shareholder Report [Line Items]
Fund Name	Causeway International Small Cap Fund
Class Name	Institutional Class
Trading Symbol	CIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-small-cap-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Institutional Class	$122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Small Cap Fund, Institutional Class	MSCI ACWI ex-USA IMI Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡Footnote Reference§	MSCI ACWI ex-USA Small Cap Index (USD) (NR)Footnote Reference†Footnote Reference‡
Sep/15	$1,000,000	$1,000,000	$1,000,000
Sep/16	$1,102,871	$1,098,105	$1,133,815
Sep/17	$1,409,175	$1,312,818	$1,351,412
Sep/18	$1,397,345	$1,336,257	$1,376,591
Sep/19	$1,251,109	$1,311,643	$1,299,054
Sep/20	$1,258,645	$1,357,720	$1,389,479
Sep/21	$1,643,278	$1,699,352	$1,848,995
Sep/22	$1,323,950	$1,262,269	$1,314,016
Sep/23	$1,777,036	$1,517,147	$1,563,747
Sep/24	$2,240,228	$1,897,406	$1,927,370
Sep/25	$2,721,194	$2,208,376	$2,234,408

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Small Cap Fund, Institutional Class	21.47%	16.67%	10.53%
MSCI ACWI ex-USA IMI Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡Footnote Reference§	16.39%	10.22%	8.24%
MSCI ACWI ex-USA Small Cap Index (USD) (NR)Footnote Reference†Footnote Reference‡	15.93%	9.97%	8.37%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 284,506,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,420
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$284,506	145	$2,420	117%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	15.3%
Short-Term Investment	1.6%
Indonesia	2.2%
Exchange-Traded Fund	2.7%
Germany	2.7%
Italy	3.3%
Australia	4.2%
India	4.7%
Taiwan	7.5%
China	8.1%
United Kingdom	8.2%
South Korea	8.4%
Canada	9.9%
Japan	21.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard FTSE All World ex-US Small-Cap ETF	2.7%
Celestica Inc.	2.0%
Hanwha Corp.	2.0%
JOYY Inc. ADR	1.9%
VSTECS Holdings Ltd.	1.9%
Aneka Tambang Tbk PT	1.8%
Unipol Gruppo SpA	1.8%
JB Hi-Fi Ltd.	1.8%
Finning International Inc.	1.8%
TUI AG	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-small-cap-fund
C000147002
Shareholder Report [Line Items]
Fund Name	Causeway International Small Cap Fund
Class Name	Investor Class
Trading Symbol	CVISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-small-cap-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Investor Class	$149	1.35%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Small Cap Fund, Investor Class	MSCI ACWI ex-USA IMI Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡Footnote Reference§	MSCI ACWI ex-USA Small Cap Index (USD) (NR)Footnote Reference†Footnote Reference‡
Sep/15	$10,000	$10,000	$10,000
Sep/16	$11,008	$10,981	$11,338
Sep/17	$14,030	$13,128	$13,514
Sep/18	$13,891	$13,363	$13,766
Sep/19	$12,415	$13,116	$12,991
Sep/20	$12,456	$13,577	$13,895
Sep/21	$16,228	$16,994	$18,490
Sep/22	$13,040	$12,623	$13,140
Sep/23	$17,460	$15,171	$15,637
Sep/24	$21,954	$18,974	$19,274
Sep/25	$26,602	$22,084	$22,344

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Small Cap Fund, Investor Class	21.17%	16.39%	10.28%
MSCI ACWI ex-USA IMI Index (USD) (NR)Footnote Reference*Footnote Reference†Footnote Reference‡Footnote Reference§	16.39%	10.22%	8.24%
MSCI ACWI ex-USA Small Cap Index (USD) (NR)Footnote Reference†Footnote Reference‡	15.93%	9.97%	8.37%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 284,506,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 2,420
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$284,506	145	$2,420	117%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	15.3%
Short-Term Investment	1.6%
Indonesia	2.2%
Exchange-Traded Fund	2.7%
Germany	2.7%
Italy	3.3%
Australia	4.2%
India	4.7%
Taiwan	7.5%
China	8.1%
United Kingdom	8.2%
South Korea	8.4%
Canada	9.9%
Japan	21.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard FTSE All World ex-US Small-Cap ETF	2.7%
Celestica Inc.	2.0%
Hanwha Corp.	2.0%
JOYY Inc. ADR	1.9%
VSTECS Holdings Ltd.	1.9%
Aneka Tambang Tbk PT	1.8%
Unipol Gruppo SpA	1.8%
JB Hi-Fi Ltd.	1.8%
Finning International Inc.	1.8%
TUI AG	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-small-cap-fund